PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Spare parts	$ 6,385,388	$ 6,264,805
Prepaid Value added tax ("VAT")	5,857,017	15,273,592
Prepaid insurance fee	226,564	218,865
Others	366,900	2,113,428
Total	$ 12,835,869	$ 23,870,690